Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 20, 2020	Jun. 30, 2019
Document Information [Line Items]
Entity Registrant Name	QUAINT OAK BANCORP INC
Entity Central Index Key	0001391933
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding (in shares)		1,985,018
Entity Public Float			$ 16,948,450
Entity Shell Company	false
Document Type	10-K
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(g) Security	Common Stock, $.01 par value per share